                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06052

Morgan Stanley Municipal Income Opportunities Trust III
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: March 31, 2006

Date of reporting period: September 30, 2005


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Municipal Income Opportunities Trust III performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.


MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT

For the six months ended September 30, 2005

MARKET CONDITIONS


During the six months ended September 30, 2005, data continued to show moderate economic growth, sustained consumer spending, and reasonable gains in employment. Although core inflation (which excludes energy and food) remained benign, inflationary concerns mounted as heavy demand and geopolitical events drove oil prices to protracted highs. September brought heightened uncertainty in the wake of the unprecedented devastation caused by Hurricanes Katrina and Rita. The immediate economic impact was a major disruption to the nation's energy infrastructure.

Continuing the "measured" rate tightening cycle that began in June of 2004, the Federal Open Market Committee raised the federal funds target rate four times during the second and third quarters of 2005. As a result, the rate rose from
2.75 percent to 3.75 percent, a four-year high.

Through most of the period, yields on short maturity bonds also rose in response to the Fed's actions. However, on the whole, long-term municipal bond yields declined. Representative yields on 30-year AAA rated municipal bonds declined from 4.60 percent at the start of the period to a low of 4.25 percent in the summer, then rose to 4.45 percent at the end of September. Overall, the municipal yield curve continued to flatten and the yield spread (or differential between one-year rates and 30-year rates) narrowed. Investors' quest for yield favored lower-quality bonds over high-grade issues and kept credit spreads relatively tight.

Led by a surge in refinancing activity, municipal issuance remained strong in 2005. New issue volume increased by 15 percent to $310 billion, a record for the first nine months of a calendar year. As issuers rushed to refinance higher cost debt, refundings increased to 35 percent of total issuance, up from 24 percent in 2004. Bonds backed by insurance dominated issuance and increased their market penetration to nearly 60 percent. Issuers in California, New York, Texas, Florida and Pennsylvania accounted for more than 40 percent of the total underwriting volume during the year-to-date period.

The municipal-to-Treasury yield ratio, which gauges performance between the two markets, remained attractive for tax-exempt bonds. The 30-year ratio averaged 98 percent during the period and moved as high as 101 percent in June. (Higher ratios indicate increased relative attractiveness of municipal bonds.) As a result, institutional investors that normally focus on taxable bond sectors supported municipals by "crossing over" to purchase tax-exempt bonds.

PERFORMANCE ANALYSIS

For the six-month period ended September 30, 2005, Morgan Stanley Municipal Income Opportunities Trust III's (OIC's) net asset value (NAV) increased from $9.51 to $9.70 per share. Based on this change plus reinvestment of tax-free dividends totaling $0.255 per share, the Fund's total NAV return was 4.93 percent. OIC's value on the New York Stock Exchange (NYSE) increased from $8.27 to $9.28 per share during the same period. Based on this change plus reinvestment of tax-free dividends, the Fund's total market return was 15.44 percent. On September 30, 2005, OIC's

NYSE market price was at a 4.33 percent discount to its NAV. During the six-month period ended September 30, 2005, the Fund purchased and retired 182,721 shares of common stock at a weighted average market discount of 7.66 percent. Past performance is no guarantee of future results.

Monthly dividends for the fourth quarter of 2005, declared in September, were increased from $0.0425 to $0.045 per share. The new dividend reflects the current level of the Fund's net investment income. OIC's level of undistributed net investment income was $0.117 per share on September 30, 2005, versus $0.098 per share six months earlier.(1)

The Fund invests primarily in higher yielding municipal bonds. Consistent with this focus, over two-thirds of the Fund is invested in below investment grade or non-rated issues. As of the end of the reporting period, the Fund included only one nonperforming holding which represented less than one percent of net assets. During the period, the Fund maintained a conservative strategy in anticipation of continued Fed tightening and higher interest rates. Overall, the Fund's duration* (a measure of interest rate sensitivity) positioning tempered total returns when rates declined, but helped total returns when rates rose later in the period. The portfolio's option-adjusted duration was 6.0 years. Reflecting a commitment to diversification, the Fund's net assets of $84 million were invested among 11 long-term sectors and 84 credits.

OIC's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.
----------------------------------------------------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN, NET ASSET VALUE AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND FUND SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future.

(1) Income earned by certain securities in the portfolio may be subject to the federal alternative minimum tax (AMT).

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

   TOP FIVE SECTORS
   Retirement & Life Care Facilities                   19.7%
   Hospital                                            16.3
   IDR/PCR*                                            13.4
   Recreational Facilities                             12.6
   Nursing & Health Related Facilities                 11.0

   LONG-TERM CREDIT ANALYSIS
   Aaa/AAA                                           2.4%
   Aa/AA                                              0.3
   A/A                                                1.2
   Baa/BBB                                           24.9
   Ba/BB or Less                                      9.5
   Non-Rated                                         61.7

* Industrial Development/Pollution Control Revenue

Data as of September 30, 2005. Subject to change daily. All percentages for top five sectors are as a percentage of net assets and all percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION
ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

DISTRIBUTION BY MATURITY
(% of Long-Term Portfolio) As of 9/30/05


WEIGHTED AVERAGE MATURITY: 21 YEARS(A)

0-5                                                                                7
6-10                                                                              11
11-15                                                                              7
16-20                                                                             15
21-25                                                                             26
26-30                                                                             27
30+                                                                                7

(a)  Where applicable maturities reflect mandatory tenders, puts and call dates.

     Portfolio structure is subject to change.

                       Geographic Summary of Investments
                Based on Market Value as a Percent of Net Assets

Alabama.................     1.2%
Arizona.................     2.6
California..............     8.2
Colorado................     1.6
Connecticut.............     2.5
District of Columbia....     1.3
Florida.................     9.4
Hawaii..................     2.6
Illinois................     4.0
Indiana.................     2.8
Iowa....................     2.6%
Kansas..................     1.3
Louisiana...............     1.4
Maryland................     2.2
Massachusetts...........     4.1
Minnesota...............     0.6
Missouri................     8.5
Nevada..................     3.1
New Hampshire...........     1.2
New Jersey..............     7.5
New York................     4.3
Oklahoma................     1.3%
Pennsylvania............     5.2
South Carolina..........     1.8
Tennessee...............     2.7
Texas...................     4.4
Virginia................     9.0
Washington..............     0.4
Wyoming.................     1.9
Joint exemptions*.......    (1.3)
                            ----
Total...................    98.4%
                            ====

---------------

*   Joint exemptions have been included in each geographic location.

CALL AND COST (BOOK) YIELD STRUCTURE
(Based on Long-Term Portfolio) As of 9/30/05


YEARS BONDS CALLABLE -- WEIGHTED AVERAGE CALL PROTECTION: 5 YEARS

2005(a)                                                                           15
2006                                                                               4
2007                                                                               3
2008                                                                               8
2009                                                                              12
2010                                                                               8
2011                                                                              10
2012                                                                              14
2013                                                                              10
2014                                                                               7
2015+                                                                              9

COST (BOOK) YIELD(B) -- WEIGHTED AVERAGE BOOK YIELD: 6.7%

2005(a)                                                                           7.5
2006                                                                              6.2
2007                                                                              5.7
2008                                                                              6.4
2009                                                                              6.3
2010                                                                              7.3
2011                                                                              7.4
2012                                                                              6.7
2013                                                                              6.6
2014                                                                              6.2
2015+                                                                             5.4

(a)  May include issues callable in previous years.

(b) Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Fund's operating expenses. For example, the Fund is earning a book yield of 7.5% on 15% of the long-term portfolio that is callable in 2005.
     Portfolio structure is subject to change.

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES


The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the "Lipper Reports"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"), and noted that the Fund's performance was lower than its performance peer group average for all three periods. The Board discussed with the Adviser possible steps to improve performance. The Board considered that the Fund's defensive positioning in the most recent year reduced the Fund's risk exposure and that the Fund's performance was close to the performance of its performance peer group year by year over the previous four years. The Board concluded that the Fund's performance can reasonably be expected to be competitive with that of its performance peer group.

FEES RELATIVE TO OTHER FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES


The Board reviewed the advisory and administrative fees (together, the "management fee") paid by the Fund under the Management Agreement. The Board noted that the rate was comparable to the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the management fee rate and total expense ratio of the Fund. The Board noted that: (i) the Fund's management fee rate was lower than the average management fee rate for funds, selected by Lipper (the "expense peer group"), managed by other advisers, with investment strategies comparable to those of the Fund, as shown in the Lipper Report for this Fund; and (ii) the Fund's total expense ratio was also lower than the average total expense ratio of the funds included in the Fund's expense peer group. The Board concluded that the Fund's management fee and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE


The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it does not include any breakpoints. The Board considered that the Fund is closed-end and is not a growth fund and, therefore, that the Fund's assets are not likely to grow with new sales or grow significantly as a result of capital appreciation. The Board concluded that economies of scale for this Fund were not a factor that needed to be considered.

PROFITABILITY OF ADVISER AND AFFILIATES


The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Fund and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser's profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS


The Board considered so-called "fall-out benefits" derived by the Adviser and its affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as "float" benefits derived from handling of checks for purchases and sales of Fund shares through a broker-dealer affiliate of the Adviser. The Board considered the float benefits and concluded that they were relatively small.

SOFT DOLLAR BENEFITS


The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund ("soft dollars"). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS


The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER


The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS


The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION


After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Municipal Income Opportunities Trust III
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE        VALUE
---------------------------------------------------------------------------------------------------------
            Tax-Exempt Municipal Bonds (97.0%)
            Educational Facilities Revenue (8.3%)
 $ 1,000    Pima County Industrial Development Authority, Arizona, Noah
              Webster Basic School Ser 2004 A..........................   6.125%  12/15/34   $ 1,021,040
     600    ABAG Finance Authority for Nonprofit Corporations,
              California, National Center for International Schools
              COPs.....................................................   7.50    05/01/11       620,550
   1,200    San Diego County, California, The Burnham Institute COPs...   6.25    09/01/29     1,254,996
     500    Bellalago Educational Facilities Benefits District,
              Florida, Bellalago Charter School 2004 Ser B.............   5.80    05/01/34       515,335
     500    Illinois Finance Authority, Fullerton Village Student
              Housing Ser 2004 A.......................................   5.125   06/01/35       502,395
   1,500    Upland, Indiana, Taylor University Ser 2002................   6.25    09/01/28     1,654,665
     420    Maryland Industrial Development Financing Authority, Our
              Lady of Good Counsel High School Ser 2005 A..............   5.50    05/01/20       424,813
   1,000    Chattanooga Health Educational & Housing Facilities Board,
              Tennessee, Student Housing Refg Ser 2005 A...............   5.00    10/01/25       983,240
                                                                                             -----------
 -------
                                                                                               6,977,034
   6,720
                                                                                             -----------
 -------
            Hospital Revenue (16.3%)
   1,000    Colbert County - Northwest Health Care Authority, Alabama,
              Helen Keller Hospital Ser 2003...........................   5.75    06/01/27     1,029,120
   1,000    Arizona Health Facilities Authority, John C Lincoln Health
              Ser 2002.................................................   6.375   12/01/37     1,097,480
   1,500    Hawaii Department of Budget & Finance, Wilcox Memorial
              Hospital Ser 1998........................................   5.50    07/01/28     1,508,265
     500    Indiana Health Facility Financing Authority, Riverview
              Hospital Ser 2002........................................   6.125   08/01/31       536,360
     500    St Paul Housing & Redevelopment Authority, Minnesota,
              HealthEast Ser 2005......................................   6.00    11/15/35       537,095
   1,000    Nevada, Missouri, Nevada Regional Medical Center Ser
              2001.....................................................   6.75    10/01/31     1,061,980
   1,000    Henderson, Nevada, Catholic Health West Ser 1998 A.........   5.125   07/01/28     1,012,110
   1,000    New Hampshire Higher Educational & Health Facilities
              Authority, Littleton Hospital Association Ser 1998 A.....   6.00    05/01/28     1,023,620
   1,000    New Jersey Health Care Facilities Financing Authority,
              Raritan Bay Medical Center Ser 1994......................   7.25    07/01/27     1,028,900
   1,000    Oklahoma Development Finance Authority, Comanche County
              Hospital 2000 Ser B......................................   6.60    07/01/31     1,109,420
   1,000    South Carolina Jobs Economic Development Authority,
              Palmetto Health Refg & Impr Ser 2003 C...................   6.875   08/01/27     1,139,010
     500    Knox County Health, Educational & Housing Facility Board,
              Tennessee, Baptist Health of East Tennessee Ser 2002.....   6.50    04/15/31       531,925

10
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE        VALUE
---------------------------------------------------------------------------------------------------------
 $   500    Decatur Hospital Authority, Texas, Wise Regional Health Ser
              2004 A...................................................   7.125%  09/01/34   $   542,120
   1,500    Teton County Hospital District, Wyoming, St John's Medical
              Center Ser 2002..........................................   6.75    12/01/27     1,557,915
                                                                                             -----------
 -------
                                                                                              13,715,320
  13,000
                                                                                             -----------
 -------
            Industrial Development/Pollution Control Revenue (13.4%)
   1,000    Los Angeles, California, American Airlines Inc Terminal 4
              Ser 2002 C (AMT).........................................   7.50    12/01/24       993,020
   1,105    Metropolitan Washington Airports Authority, District of
              Columbia & Virginia, CaterAir International Corp Ser 1991
              (AMT)+...................................................  10.125   09/01/11     1,106,513
     200    Hawaii Department of Budget & Finance, Hawaiian Electric Co
              Ser 1996 A (AMT) (MBIA)..................................   6.20    05/01/26       205,206
     600    Chicago, Illinois, United Airlines Inc Refg Ser 2001
              C(a).....................................................   6.30    05/01/16        72,048
   1,000    Iowa Finance Authority, IPSCO Inc Ser 1997 (AMT)...........   6.00    06/01/27     1,022,600
   1,235    Maryland Industrial Development Financing Authority,
              Medical Waste Associates LP 1989 Ser (AMT)...............   8.75    11/15/10       879,221
   1,000    New Jersey Economic Development Authority, Continental
              Airlines Inc
              Ser 1999 (AMT)...........................................   6.625   09/15/12       926,650
            New York City Industrial Development Agency, New York,
   1,000      IAC/Interactive Corp Ser 2005............................   5.00    09/01/35     1,014,180
   1,000      7 World Trade Center LLC Ser A...........................   6.50    03/01/35     1,072,230
     500    New York Counties Tobacco Trust IV, New York, Ser 2005 A...   5.00    06/01/45       483,160
   1,000    Beaver County Industrial Development Authority,
              Pennsylvania, Toledo Edison Co Collateralized Ser 1995
              B........................................................   7.75    05/01/20     1,024,590
     725    Carbon County Industrial Development Authority,
              Pennsylvania, Panther Creek Partners Refg 2000 Ser
              (AMT)....................................................   6.65    05/01/10       784,639
     500    Pennsylvania Economic Development Financing Authority,
              Reliant Energy Inc Ser 2001 A (AMT)......................   6.75    12/01/36       537,760
     375    Lexington County, South Carolina, Ellett Brothers Inc Refg
              Ser 1988.................................................   7.50    09/01/08       370,699
     800    Pittsylvania County Industrial Development Authority,
              Virginia, Multi-Trade Pittsylvania County Ser 1994 A
              (AMT)....................................................   7.45    01/01/09       827,640
                                                                                             -----------
 -------
                                                                                              11,320,156
  12,040
                                                                                             -----------
 -------
            Mortgage Revenue - Multi-Family (4.0%)
     500    Honolulu City & County, Hawaii, Smith-Beretania FHA Insured
              Ser 2002 A...............................................   5.45    01/01/25       500,405
            Alexandria Redevelopment & Housing Authority, Virginia,
   1,760      Courthouse Commons Apts Ser 1990 A (AMT).................  10.00    01/01/21     1,606,017
   8,791      Courthouse Commons Apts Ser 1990 B (AMT).................   0.00    01/01/21       991,061
     290    Washington Housing Finance Commission, FNMA Collateralized
              Refg Ser 1990 A..........................................   7.50    07/01/23       290,542
                                                                                             -----------
 -------
                                                                                               3,388,025
  11,341
                                                                                             -----------
 -------

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE        VALUE
---------------------------------------------------------------------------------------------------------
            Mortgage Revenue - Single Family (0.9%)
 $    85    Maricopa County Industrial Development Authority, Arizona,
              Ser 2000-1C (AMT)........................................   6.25%   12/01/30   $    85,432
     230    Colorado Housing Finance Authority, 1998 Ser B-2 (AMT).....   7.25    10/01/31       243,059
     415    Chicago, Illinois, GNMA-Collateralized Ser 1998 A-1
              (AMT)....................................................   6.45    09/01/29       432,737
                                                                                             -----------
 -------
                                                                                                 761,228
     730
                                                                                             -----------
 -------
            Nursing & Health Related Facilities Revenue (11.0%)
   2,000    Orange County Health Facilities Authority, Florida,
              Westminister Community Care Services Inc Ser 1999........   6.75    04/01/34     2,064,301
   1,000    Pinellas County Health Facilities Authority, Florida, Oaks
              of Clearwater Ser 2004...................................   6.25    06/01/34     1,045,590
     960    Iowa Health Facilities Development Financing Authority,
              Care Initiatives Ser 1996................................   9.25    07/01/25     1,175,731
   1,200    Westside Habilitation Center, Louisiana, Intermediate Care
              Facility for the Mentally Retarded Refg Ser 1993.........   8.375   10/01/13     1,208,424
            Massachusetts Development Finance Agency,
     500      Evergreen Center Ser 2005................................   5.50    01/01/35       502,475
   1,455      Kennedy-Donovan Center Inc 1990 Issue....................   7.50    06/01/10     1,508,471
     745    New Jersey Health Care Facilities Financing Authority,
              Spectrum for Living - FHA Insured Mortgage Refg Ser B....   6.50    02/01/22       746,542
   1,000    Mount Vernon Industrial Development Agency, New York,
              Meadowview at the Wartburg Ser 1999......................   6.20    06/01/29     1,023,980
                                                                                             -----------
 -------
                                                                                               9,275,514
   8,860
                                                                                             -----------
 -------
            Public Facilities Revenue (1.2%)
   1,000    Kansas City Industrial Development Authority, Missouri,
 -------      Plaza Library Ser 2004...................................   5.90    03/01/24       997,270
                                                                                             -----------
            Recreational Facilities Revenue (12.6%)
   1,000    Sacramento Financing Authority, California, Convention
              Center Hotel 1999 Ser A..................................   6.25    01/01/30     1,049,250
   1,300    San Diego County, California, San Diego Natural History
              Museum COPs..............................................   5.60    02/01/18     1,244,750
     500    Mashantucket (Western) Pequot Tribe, Connecticut, Special
              1996 Ser A(b)............................................   6.40    09/01/11       521,500
   1,500    Mohegan Tribe of Indians, Connecticut, Gaming Authority Ser
              2001.....................................................   6.25    01/01/31     1,613,655
   1,000    Overland Park Development Corporation, Kansas, Convention
              Center Hotel Ser 2000 A..................................   7.375   01/01/32     1,091,410
   3,000    St Louis Industrial Development Authority, Missouri, Kiel
              Center Refg Ser 1992 (AMT)...............................   7.75    12/01/13     3,051,600

12
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE        VALUE
---------------------------------------------------------------------------------------------------------
 $ 1,000    Philadelphia Industrial Development Authority,
              Pennsylvania, The Franklin Institute Ser 1998............   5.20%   06/15/26   $ 1,004,300
   1,000    Austin Convention Enterprises Inc, Texas, Convention Center
              Hotel Ser 2000 A.........................................   6.70    01/01/32     1,061,000
                                                                                             -----------
 -------
                                                                                              10,637,465
  10,300
                                                                                             -----------
 -------
            Retirement & Life Care Facilities Revenue (19.7%)
   1,100    Orange County Health Facilities Authority, Florida, Orlando
              Lutheran Towers Inc Ser 2005.............................   5.375   07/01/20     1,095,468
   2,000    St Johns County Industrial Development Authority, Florida,
              Glenmoor Ser 1999 A......................................   8.00    01/01/30     2,158,660
   1,000    Illinois Finance Authority, Friendship Village of
              Schaumburg, Ser 2005 A...................................   5.625   02/15/37     1,013,380
     750    Illinois Health Facilities Authority, Villa St Benedict Ser
              2003 A-1.................................................   6.90    11/15/33       809,018
   1,425    Massachusetts Development Finance Agency, Loomis
              Communities Ser 1999 A...................................   5.625   07/01/15     1,439,136
   1,000    Kansas City Industrial Development Authority, Missouri,
              Bishop Spencer 2004 Ser I................................   6.25    01/01/24     1,045,600
            New Jersey Economic Development Authority,
   1,000      Cedar Crest Village Inc Ser 2001 A.......................   7.25    11/15/31     1,087,700
   1,000      Franciscan Oaks Ser 1997.................................   5.70    10/01/17     1,016,640
   1,000      Franciscan Oaks Ser 1997.................................   5.75    10/01/23     1,013,030
     500      Lions Gate Ser 2005 A....................................   5.875   01/01/37       511,875
     500    Montgomery County Industry Development Authority,
              Pennsylvania, Whitemarsh Community Ser 2005..............   6.25    02/01/35       524,445
     750    Shelby County Health, Educational & Housing Facilities
              Board, Tennessee, Village at Germantown Ser 2003 A.......   7.25    12/01/34       769,748
   1,000    Bexar County Health Facilities Development Corporation,
              Texas, Army Retirement Residence Ser 2002................   6.30    07/01/32     1,073,010
   2,625    Chesterfield County Industrial Development Authority,
              Virginia, Brandermill Woods Ser 1998.....................   6.50    01/01/28     2,531,689
     500    Peninsula Ports Authority of Virginia, Virginia Baptist
              Homes Ser 2003 A.........................................   7.375   12/01/32       558,225
                                                                                             -----------
 -------
                                                                                              16,647,624
  16,150
                                                                                             -----------
 -------
            Tax Allocation Revenue (8.3%)
   1,000    San Marcos Community Facilities District No 2002-01,
              California, University Commons Ser 2004..................   5.90    09/01/28     1,049,970
     700    Santa Ana Unified School District, California Communities
              Facilities District, No 2004-1 Ser 2005..................   5.05    09/01/30       678,461

                                                                              13
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE        VALUE
---------------------------------------------------------------------------------------------------------
            Elk Valley Public Improvement Corporation, Colorado,
 $   500      Ser 2001 A...............................................   7.30%   09/01/22   $   537,155
     500      Ser 2001 A...............................................   7.35    09/01/31       533,235
   1,000    Midtown Miami Community Development District, Florida,
              Parking Garage Ser 2004 A................................   6.25    05/01/37     1,065,150
     500    Chicago, Illinois, Lake Shore East Ser 2002................   6.75    12/01/32       544,995
     500    Prince George's County, Maryland, National Harbor Ser
              2004.....................................................   5.20    07/01/34       507,410
   1,000    Des Peres, Missouri, West County Center Ser 2002...........   5.75    04/15/20     1,027,630
     500    Clark County Special Improvement District 142, Nevada,
              Mountains Edge Ser 2003..................................   6.375   08/01/23       518,655
     500    Allegheny County Redevelopment Authority, Pennsylvania,
              Pittsburgh Mills Ser 2004................................   5.60    07/01/23       520,245
                                                                                             -----------
 -------
                                                                                               6,982,906
   6,700
                                                                                             -----------
 -------
            Transportation Facilities Revenue (1.3%)
   1,000    Nevada Department of Business & Industry, Las Vegas
 -------      Monorail 2nd Tier Ser 2000...............................   7.375   01/01/40     1,048,510
                                                                                             -----------
  87,841    Total Tax-Exempt Municipal Bonds (Cost $79,887,456)...........................    81,751,052
                                                                                             -----------
 -------
            Short-Term Tax-Exempt Municipal Obligations (1.4%)
     200    Indiana Health Facility Financing Authority, Clarian Health
              Ser 2000 B (Demand 10/03/05).............................   2.98*   03/01/30       200,000
   1,000    Harris County Health Facilities Development Corporation,
              Texas, Methodist Hospital Ser 2005 B (Demand 10/03/05)...   2.81*   12/01/32     1,000,000
                                                                                             -----------
 -------
   1,200    Total Short-Term Tax-Exempt Municipal Obligations (Cost $1,200,000)...........     1,200,000
                                                                                             -----------
 -------

 $89,041    Total Investments (Cost $81,087,456) (c)...........................    98.4%     82,951,052
 =======
            Other Assets in Excess of Liabilities..............................     1.6       1,363,240
                                                                                  -----     -----------
            Net Assets.........................................................   100.0%    $84,314,292
                                                                                  =====     ===========

---------------------

AMT   Alternative Minimum Tax.
COPs  Certificates of Participation.
*     Current coupon of variable rate demand obligation.
+     Joint exemption in locations shown.
(a)   Bond in default; issuer in bankruptcy.
(b)   Resale is restricted to qualified institutional investors.
(c)   The aggregate cost for federal income tax purposes
      approximates the aggregate cost for book purposes.
      The aggregate gross unrealized appreciation is $4,028,753
      and the aggregate gross unrealized depreciation is
      $2,093,689, resulting in net unrealized appreciation of
      $1,935,064.

Bond Insurance:
---------------
MBIA  Municipal Bond Investors Assurance Corporation.

14
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2005 (unaudited)

Assets:
Investments in securities, at value (cost $81,087,456)......  $82,951,052
Cash........................................................       60,455
Receivable for:
    Interest................................................    1,439,650
    Investments sold........................................       35,000
Prepaid expenses and other assets...........................       11,225
                                                              -----------
    Total Assets............................................   84,497,382
                                                              -----------
Liabilities:
Payable for:
    Investment advisory fee.................................       40,729
    Shares of beneficial interest repurchased...............       23,117
    Transfer agent fee......................................       16,464
    Administration fee......................................        6,517
Accrued expenses and other payables.........................       96,263
                                                              -----------
    Total Liabilities.......................................      183,090
                                                              -----------
    Net Assets..............................................  $84,314,292
                                                              ===========
Composition of Net Assets:
Paid-in-capital.............................................  $82,922,634
Net unrealized appreciation.................................    1,863,596
Accumulated undistributed net investment income.............    1,017,312
Accumulated net realized loss...............................   (1,489,250)
                                                              -----------
    Net Assets..............................................  $84,314,292
                                                              ===========
Net Asset Value Per Share,
8,693,657 shares outstanding (unlimited shares authorized of
$.01 par value).............................................        $9.70
                                                              ===========

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended September 30, 2005 (unaudited)

Net Investment Income:
Interest Income.............................................  $2,730,691
                                                              ----------
Expenses
Investment advisory fee.....................................     213,185
Administration fee..........................................      34,110
Professional fees...........................................      30,696
Transfer agent fees and expenses............................      18,471
Shareholder reports and notices.............................      18,302
Registration fees...........................................       8,090
Trustees' fees and expenses.................................       4,114
Custodian fees..............................................       2,747
Other.......................................................       8,513
                                                              ----------
    Total Expenses..........................................     338,228

Less: expense offset........................................      (2,618)
                                                              ----------
    Net Expenses............................................     335,610
                                                              ----------
    Net Investment Income...................................   2,395,081
                                                              ----------
Net Realized and Unrealized Gain:
Net realized gain...........................................     674,855
Net change in unrealized appreciation.......................     736,600
                                                              ----------
    Net Gain................................................   1,411,455
                                                              ----------
Net Increase................................................  $3,806,536
                                                              ==========

                       See Notes to Financial Statements
 16

Morgan Stanley Municipal Income Opportunities Trust III
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                 FOR THE SIX        FOR THE YEAR
                                                                 MONTHS ENDED          ENDED
                                                              SEPTEMBER 30, 2005   MARCH 31, 2005
                                                              ------------------   --------------
                                                                 (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................     $ 2,395,081        $ 4,778,236
Net realized gain (loss)....................................         674,855           (891,137)
Net change in unrealized appreciation/depreciation..........         736,600          1,695,270
                                                                 -----------        -----------
    Net Increase............................................       3,806,536          5,582,369

Dividends to shareholders from net investment income........      (2,243,326)        (4,789,919)

Decrease from transactions in shares of beneficial
  interest..................................................      (1,628,956)        (1,961,269)
                                                                 -----------        -----------
    Net Decrease............................................         (65,746)        (1,168,819)
Net Assets:
Beginning of period.........................................      84,380,038         85,548,857
                                                                 -----------        -----------
End of Period
(Including accumulated undistributed net investment income
of $1,017,312 and $865,557, respectively)...................     $84,314,292        $84,380,038
                                                                 ===========        ===========

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2005 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Municipal Income Opportunities Trust III (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax. The Fund was organized as a Massachusetts business trust on February 20, 1990 and commenced operations on April 30, 1990.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the

Morgan Stanley Municipal Income Opportunities Trust III
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2005 (UNAUDITED) continued

broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") the Fund pays the Investment Adviser an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.50% to the Fund's weekly net assets.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.08% to the Fund's weekly net assets.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 2005 aggregated $8,164,794 and $10,103,647, respectively. Included in the aforementioned transactions is a purchase of $999,250 with another Morgan Stanley fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser and Administrator, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the

Morgan Stanley Municipal Income Opportunities Trust III
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2005 (UNAUDITED) continued

last five years of service. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increase to compensation after July 31, 2003. Aggregate pension costs for the six months ended September 30, 2005 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,633. At September 30, 2005, the Fund had an accrued pension liability of $60,687 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                                                        CAPITAL
                                                                          PAR VALUE     PAID IN
                                                                             OF        EXCESS OF
                                                               SHARES      SHARES      PAR VALUE
                                                              ---------   ---------   -----------
Balance, March 31, 2004.....................................  9,109,873    $91,099    $86,421,820
Treasury shares purchased and retired (weighted average
  discount 10.25%)*.........................................   (233,495)    (2,335)    (1,958,934)
Reclassification due to permanent book/tax differences......     --          --               (60)
                                                              ---------    -------    -----------
Balance, March 31, 2005.....................................  8,876,378     88,764     84,462,826
Treasury shares purchased and retired (weighted average
  discount 7.66%)*..........................................   (182,721)    (1,827)    (1,627,129)
                                                              ---------    -------    -----------
Balance, September 30, 2005.................................  8,693,657    $86,937    $82,835,697
                                                              =========    =======    ===========

---------------------
   * The Trustees have voted to retire the shares purchased.

5. Dividends

On September 27, 2005, the Fund declared the following dividends from net investment income:

   AMOUNT         RECORD             PAYABLE
  PER SHARE        DATE               DATE
  ---------  -----------------  -----------------
   $0.045     October 7, 2005   October 21, 2005
   $0.045    November 4, 2005   November 18, 2005
   $0.045    December 9, 2005   December 23, 2005

Morgan Stanley Municipal Income Opportunities Trust III
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2005 (UNAUDITED) continued

6. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

7. Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of March 31, 2005, the Fund had a net capital loss carryforward of $2,164,105 of which $1,188,743 will expire on March 31, 2011 and $975,362 will expire on March 31, 2013 to offset future capital gains to the extent provided by regulations.

As of March 31, 2005, the Fund had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities.

Morgan Stanley Municipal Income Opportunities Trust III
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                 FOR THE SIX                         FOR THE YEAR ENDED MARCH 31,
                                                 MONTHS ENDED        ------------------------------------------------------------
                                              SEPTEMBER 30, 2005       2005         2004         2003         2002         2001
                                              ------------------     --------     --------     --------     --------     --------
                                                 (unaudited)
Selected Per Share Data:
Net asset value, beginning of period........        $ 9.51            $ 9.39       $ 9.33       $ 9.32       $ 9.48       $ 9.34
                                                    ------            ------       ------       ------       ------       ------
Income (loss) from investment operations:
    Net investment income*..................          0.27              0.53         0.52         0.56         0.57         0.57
    Net realized and unrealized gain
    (loss)..................................          0.16              0.10         0.09         0.01        (0.12)        0.11
                                                    ------            ------       ------       ------       ------       ------
Total income from investment operations.....          0.43              0.63         0.61         0.57         0.45         0.68
                                                    ------            ------       ------       ------       ------       ------
Less dividends and distributions from:
    Net investment income...................         (0.26)            (0.53)       (0.56)       (0.57)       (0.57)       (0.56)
    Net realized gain.......................            --             --              --           --        (0.05)       (0.01)
                                                    ------            ------       ------       ------       ------       ------
Total dividends and distributions...........         (0.26)            (0.53)       (0.56)       (0.57)       (0.62)       (0.57)
                                                    ------            ------       ------       ------       ------       ------
Anti-dilutive effect of acquiring treasury
 shares*....................................          0.02              0.02         0.01         0.01         0.01         0.03
                                                    ------            ------       ------       ------       ------       ------
Net asset value, end of period..............        $ 9.70            $ 9.51       $ 9.39       $ 9.33       $ 9.32       $ 9.48
                                                    ======            ======       ======       ======       ======       ======
Market value, end of period.................        $ 9.28            $ 8.27       $ 8.92       $ 8.63       $ 8.72       $ 8.85
                                                    ======            ======       ======       ======       ======       ======
Total Return+...............................         15.44%(1)         (1.27)%      10.00%        5.58%        5.56%       23.09%
Ratios to Average Net Assets:
Expenses....................................          0.79%(2)(3)       0.93%(3)     1.02%(3)     0.98%(3)     0.99%(3)     0.97%(3)
Net investment income.......................          5.62%(2)          5.68%        5.59%        5.96%        6.02%        6.05%
Supplemental Data:
Net assets, end of period, in thousands.....       $84,314           $84,380      $85,549      $86,567      $88,271      $91,424
Portfolio turnover rate.....................            10%(1)            17%          12%           8%          18%          14%

---------------------

    * The per share amounts were computed using an average number of shares outstanding during the period.
    + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.

                       See Notes to Financial Statements
 22

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

(c) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Municipal Income
Opportunities Trust III

Semiannual Report
September 30, 2005

[MORGAN STANLEY LOGO]

38513RPT-RA05-00919P-Y09/05

Item 2.  Code of Ethics.

Not applicable for semiannual reports.


Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6.

Refer to Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports covering periods ending on or after December 31, 2005.

Item 9. Closed-End Fund Repurchases

                                     REGISTRANT PURCHASE OF EQUITY SECURITIES

Period                        (a) Total       (b) Average Price    (c) Total Number of   (d) Maximum Number
                              Number of       Paid per Share (or   Shares (or Units)     (or Approximate
                              Shares (or      Unit)                Purchased as Part     Dollar Value) of
                              Units)                               of Publicly           Shares (or Units)
                              Purchased                            Announced Plans or    that May Yet Be
                                                                   Programs              Purchased Under
                                                                                         the Plans or
                                                                                         Programs
April 1, 2005  -
April 31, 2005                29,300          $8.5181                      N/A                   N/A

May 1, 2005  -
May 31, 2005                  33,521          $8.6715                      N/A                   N/A

June 1, 2005 -
June 30, 2005                 27,500          $8.9030                      N/A                   N/A

July 1, 2005 -
July 31, 2005                 28,800          $9.0776                      N/A                   N/A

August 1, 2005 -
August 31, 2005               31,800          $9.1024                      N/A                   N/A

September 1, 2005 -
September 30, 2005            31,800          $9.1981                      N/A                   N/A
                              -------         -------
Total                         182,721         $8.9118                      N/A                   N/A
                              =======         =======


Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.


Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Income Opportunities Trust III

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 21, 2005